CONSOLIDATED STATEMENTS OF CHANGES IN MEMBERS' EQUITY - USD ($) $ in Thousands	Solaris LLC Members' Equity	Solaris LLC Accumulated Earnings (Deficit)	Solaris LLC	Members' Equity	Total
Balance at beginning of year at Dec. 31, 2014	$ 59,971	$ 649	$ 60,620
Changes in Members' Equity
Member contributions	8,162		8,162
Purchase of member units	(5)		(5)
Issuance of membership units in exchange for notes receivable, includes accrued interest	5,766		5,766
Notes receivable from unit-holders, includes accrued interest	(5,766)		(5,766)
Unit-based compensation expense	64		64
Net income attributable to Solaris		(1,373)	(1,373)
Balance at end of year at Dec. 31, 2015	68,192	(724)	67,468
Changes in Members' Equity
Additional members' equity related to accrued interest on notes receivable that were exchanged for membership units	327		327
Accrued interest related to notes receivables that were exchanged for membership units	(327)		(327)
Unit-based compensation expense	127		127
Proceeds from pay down of promissory note related to membership units	948		948
Net income attributable to Solaris		2,803	2,803
Balance at end of year at Dec. 31, 2016	$ 69,267	$ 2,079	$ 71,346	$ 71,346	$ 71,346